Financial instruments and risk management - Fair value hierarchy (Details) - At fair value through profit or loss - Marketable securities - At fair value - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 1,298,243	R$ 1,274,439
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 9,205,472	R$ 8,978,015